Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Financial Information

A summary of condensed financial information of the parent company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 follows:

(Dollars in thousands)	2018	2017

CONDENSED BALANCE SHEETS
ASSETS

Cash deposited with subsidiary bank	$969	$1,007

Investment in subsidiary bank	75,422	69,309

Securities available-for-sale	83	90

Other assets	144	177

TOTAL ASSETS	$76,618	$70,583

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$82	$51

Total shareholders’ equity	76,536	70,532

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$76,618	$70,583

Summary of Condensed Statements of Comprehensive Income

(Dollars in thousands)	2018	2017	2016

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Interest on securities	$2	$2	$2

Dividends from subsidiary	2,865	2,600	2,450

Unrealized loss on equity securities	(6)	–	–

Total income	2,861	2,602	2,452

Operating expenses	357	348	384

Income before taxes and undistributed equity income of subsidiary	2,504	2,254	2,068

Income tax benefit	(76)	(123)	(131)

Equity earnings in subsidiary, net of dividends	6,832	4,724	4,539

NET INCOME	$9,412	$7,101	$6,738

COMPREHENSIVE INCOME	$8,692	$7,421	$6,281

Summary of Condensed Statements of Cash Flows

(Dollars in thousands)	2018	2017	2016

CONDENSED STATEMENTS OF CASH FLOWS

Cash flows from operating activities:

Net income	$9,412	$7,101	$6,738

Adjustments to reconcile net income to cash provided by operations:

Equity earnings in subsidiary, net of dividends	(6,832)	(4,724)	(4,539)

Change in other assets, liabilities	70	13	71

Net cash provided by operating activities	2,650	2,390	2,270

Cash flows from financing activities:

Cash dividends paid	(2,688)	(2,304)	(2,139)

Net cash used in financing activities	(2,688)	(2,304)	(2,139)

Increase (decrease) in cash	(38)	86	131
Cash at beginning of year	1,007	921	790

Cash at end of year	$969	$1,007	$921